Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

5. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	As of
	March 31, 2026	December 31, 2025
Professional fees	$2,351	$1,972
Payroll liabilities	715	728
Data provider costs	564	505
Other	311	291
	$3,941	$3,496

5. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	As of December 31,
	2025	2024
Professional fees	$1,972	$4,702
Payroll liabilities	728	621
Data provider costs	505	380
Other	291	335
	$3,496	$6,038

During the year ended December 31, 2025, the Company negotiated and settled certain trade payables owed by the Company with an aggregate carrying value of $3.2 million. At the time of these settlements, (1) the Company had negative cash flow from operations, historical losses, and a significant accumulated deficit that raised substantial doubt about the Company’s ability to continue as a going concern, and (2) a concession was granted to the Company, as the fair value of the consideration received by the vendors was less than the net carrying value of the payables. As a result, the Company accounted for these transactions as troubled debt restructurings in accordance with ASC 470-60. In accordance with the accounting for troubled debt restructurings, the Company derecognized the outstanding payables and recognized the consideration transferred to the vendors at fair value. The fair value of consideration transferred included $0.3 million in cash payments made by the Company and equity interests comprised of 250,000 shares of the Company’s Common Stock valued at $0.1 million. The fair value of the equity interests was determined using the closing price of the Company’s Common Stock of $0.45 on the agreement effective date. The difference in value between the carrying value of the payables and the fair value of consideration transferred resulted in a gain on troubled debt restructuring of $2.8 million for the year ended December 31, 2025 in the Company’s consolidated statements of operations.